Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	NexCore Companies LLC
Entity Central Index Key	0001571765
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,172,077	$ 1,930,441	$ 3,513,651
Restricted cash			1,006,342
Accounts receivable	2,897,464	3,560,957	586,545
Prepaid expenses and deposits	67,230	62,565	47,948
Revenue in excess of billings	35,622	248,874	335,460
Pre-development costs	46,073	71,697	246,527
Investment in unconsolidated affiliate	3,267,491	4,514,579	2,551,343
Property and equipment, net of accumulated depreciation	506,958	585,175	120,561
Real estate held for sale			7,191,821
Total assets	9,992,915	10,974,288	15,600,198
Liabilities:
Accounts payable	117,115	176,647	142,522
Accrued liabilities	277,988	1,376,753	229,709
Senior subordinated notes, related parties			3,336,661
Deferred rent and other liabilities	399,647	341,608
Notes payable			3,915,869
Total liabilities	794,750	1,895,008	7,624,761
Commitments and contingencies
Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized, 49,455,841 issued and outstanding as of September 30, 2012, December 31, 2011 and December 31, 2010	49,456	49,456	49,456
Additional paid-in capital	11,238,372	11,136,895	11,034,657
Accumulated other comprehensive loss	(489,477)
Accumulated deficit	(2,059,705)	(2,514,658)	(3,403,269)
Total stockholders' equity	8,738,646	8,671,693	7,680,844
Noncontrolling interests	459,519	407,587	294,593
Total equity	9,198,165	9,079,280	7,975,437
Total liabilities and equity	$ 9,992,915	$ 10,974,288	$ 15,600,198

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation	$ 551,620	$ 443,694	$ 328,796
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	5,000,000	5,000,000	5,000,000
Preferred stock outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock issued	49,455,841	49,455,841	49,455,841
Common stock outstanding	49,455,841	49,455,841	49,455,841

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
REVENUE
Development, facilities consulting and construction management fees	$ 2,141,640	$ 618,259	$ 3,061,238	$ 1,747,931	$ 5,920,447		$ 2,498,737
Leasing commissions and tenant consulting fees	194,134	129,818	759,099	620,485	2,118,060		1,240,191
Property and asset management fees	591,608	426,976	1,702,584	1,170,669	1,657,211		1,697,644
Investor advisory and other fees	131,724	292,125	505,837	636,102	883,633		1,070,599
Total revenue	3,059,106	1,467,178	6,028,758	4,175,187	10,579,351		6,507,171
OPERATING EXPENSES
Direct costs of revenue	324,635	249,560	818,202	596,642	754,411		820,816
Depreciation and amortization	43,561	39,149	127,325	80,601	116,218		52,671
Selling, general and administrative	1,627,792	1,688,395	5,030,770	5,182,202	8,718,533		5,583,333
Total operating expenses	1,995,988	1,977,104	5,976,297	5,859,445	9,589,162		6,456,820
Income (loss) from operations	1,063,118	(509,926)	52,461	(1,684,258)	990,189		50,351
OTHER INCOME (LOSS)
Equity in earnings of unconsolidated affiliate	335,603		463,488		22,954
Interest income	414	151	910	796	957		1,892
Gain (loss) on sale of property and equipment, net		(184)		966	966
Loss on disposal of real estate assets				(13,461)	(13,461)	[1]
Income (loss) before income taxes	1,399,135	(509,959)	516,859	(1,695,957)	1,001,605		52,243
Income tax provision
Consolidated net income (loss)	1,399,135	(509,959)	516,859	(1,695,957)	1,001,605		52,243
Net (income) loss attributable to noncontrolling interests	(143,318)	48,346	(61,906)	160,084	(112,994)		116,570
Net income (loss) attributable to common stockholders	$ 1,255,817	$ (461,613)	$ 454,953	$ (1,535,873)	$ 888,611		$ 168,813
EARNINGS PER COMMON SHARE
Basic income (loss) per common share	$ 0.03	$ (0.01)	$ 0.01	$ (0.03)	$ 0.02		$ 0.01
Diluted income (loss) per common share	$ 0.02	$ (0.01)	$ 0.01	$ (0.03)	$ 0.02		$ 0.01
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	49,455,841	49,455,841	49,455,841	49,455,841	49,455,841		31,169,768
Diluted	51,845,237	49,455,841	51,822,884	49,455,841	50,776,890		31,273,197

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Deficit	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 2,873,776	$ 25,000	$ 6,420,858	$ (3,572,082)
Balance, shares at Dec. 31, 2009		25,000,000
Net income	52,243			168,813	(116,570)
Consideration issued in Acquisition (as defined in Note 1) (in shares)		22,697,921
Consideration issued in Acquisition (as defined in Note 1)	5,027,433	22,698	5,004,735
Noncontrolling interest resulting from Acquisition (as defined in Note 1)			(411,163)		411,163
Equity-based compensation expense	2,402		2,402
Compensation expense related to employee stock issuances (in shares)		112,920
Compensation expense related to employee stock issuances	17,938	113	17,825
Stock warrants exercised (in shares)		1,645,000
Stock warrants exercised	1,645	1,645
Balance at Dec. 31, 2010	7,975,437	49,456	11,034,657	(3,403,269)	294,593
Balance, shares at Dec. 31, 2010		49,455,841
Net income	1,001,605			888,611	112,994
Equity-based compensation expense	102,238		102,238
Balance at Dec. 31, 2011	$ 9,079,280	$ 49,456	$ 11,136,895	$ (2,514,658)	$ 407,587
Balance, shares at Dec. 31, 2011		49,455,841

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES:
Consolidated net income (loss)	$ 516,859	$ (1,695,957)	$ 1,001,605		$ 52,243
Adjustments to reconcile consolidated net income (loss) to net cash used in operating activities:
Depreciation and amortization	127,325	80,601	116,218		52,671
Loss on disposal of real estate assets		13,461	13,461	[1]
Gain on disposal of property and equipment		(966)	(966)
Equity in earnings of unconsolidated affiliate	(463,488)		(22,954)
Equity-based compensation expense	101,477	69,304	102,238		20,340
Operating distributions from unconsolidated affiliate	486,442
Changes in operating assets and liabilities:
Accounts receivable	663,493	(398,714)	(3,078,121)	[1]	(320,861)	[1]
Revenue in excess of billings	213,252	187,805	86,586		(335,460)
Prepaid expenses and deposits	(4,665)	(3,639)	(14,617)		2,191
Pre-development costs	25,624	(439,763)	174,830		211,418
Accounts payable and accrued liabilities	(1,158,297)	(25,893)	1,221,299	[1]	135,764	[1]
Deferred rent	58,039	89,712	80,508
Net cash provided by (used in) operating activities	566,061	(2,124,049)	(319,913)		(181,694)
INVESTING ACTIVITIES:
Capital expenditures	(49,108)	(285,373)	(344,590)		(97,652)
Cash acquired in reverse merger					5,009,927
Proceeds from disposal of real estate assets		13,483	13,483	[1]
Proceeds from disposal of property and equipment		1,750	1,750
Investment in unconsolidated joint venture/affiliate		(754,524)	(1,940,282)		(2,551,343)
Distributions from unconsolidated joint venture	734,657
Change in restricted cash		1,006,342	1,006,342		(1,006,342)
Net cash (used in) provided by investing activities	685,549	(18,322)	(1,263,297)		1,354,590
FINANCING ACTIVITIES:
Proceeds from line of credit					500,000
Distributions to noncontrolling interests	(9,974)
Payments on line of credit					(500,000)
Borrowings from senior subordinated notes, related parties					114,123
Principal payments on debt					(25,850)
Proceeds from the issuance of common stock					1,645
Net cash (used in) provided by financing activities	(9,974)				89,918
Net change in cash and cash equivalents	1,241,636	(2,142,371)	(1,583,210)		1,262,814
Cash and cash equivalents, beginning of period	1,930,441	3,513,651	3,513,651		2,250,837
Cash and cash equivalents, end of period	3,172,077	1,371,280	1,930,441		3,513,651
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest					10,959
Supplemental disclosure of non-cash activity:
Landlord reimbursement of capital expenditures			$ 245,000

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	1 Months Ended
Mar. 25, 2011
Acquired accrued liabilities from Acquisition	$ 24,000
Acquired accounts receivable from Acquisition	112,000
Loss on disposal of real estate assets	$ (13,461)

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated net income (loss)	$ 1,399,135	$ (509,959)	$ 516,859	$ (1,695,957)
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate	(268,308)		(489,477)
Comprehensive income (loss)	1,130,827	(509,959)	27,382	(1,695,957)
Comprehensive (income) loss attributable to noncontrolling interests	(116,487)	48,346	(12,958)	160,084
Comprehensive income (loss) attributable to common stockholders	$ 1,014,340	$ (461,613)	$ 14,424	$ (1,535,873)

Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp provides comprehensive healthcare solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. We primarily focus on serving and advising our clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. We have historically been active in a wide range of healthcare project types, including medical office buildings, medical services buildings, outpatient centers of excellence, freestanding emergency departments, wellness centers, and multi-specialty and single-specialty physician group facilities. In addition, we have been leveraging our extensive network of healthcare industry relationships to focus on post-acute care projects including skilled nursing, assisted living and rehabilitation facilities. Based upon regulatory healthcare initiatives and the continual need to lower the cost of healthcare services, we believe that these will be high growth markets for the foreseeable future. Our majority owned subsidiary, NexCore Group LP, was formed in 2004.

As used herein, “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, except where the context otherwise requires.

NOTE 1. ORGANIZATION

NexCore Healthcare Capital Corp (formerly CapTerra Financial Group, Inc.) provides comprehensive healthcare facility solutions to hospitals, healthcare systems and physician partners across the United States by providing a full spectrum of strategic and operational consulting, development, acquisition, financing, leasing and asset and property management services within the healthcare industry. The Company primarily focuses on serving and advising clients with planning and developing outpatient service facilities that target operational efficiencies and lower the cost of delivering healthcare services. The specific project types include on-campus and off-campus, multi-suite medical office and medical services buildings; post-acute care, assisted living and memory care facilities; hospital-sponsored, free-standing satellite emergency department facilities; medical malls; multi-specialty physician group practices; outpatient care centers; and single-specialty centers. Specialty hospitals focused on surgery or rehabilitation are also potential clients, provided that rigorous standards are being met and that such projects are not competitive with potential hospital and healthcare system clients.

NexCore Group LP was originally created in 2004 to provide solutions to hospitals and healthcare systems through a national platform focused on strategic and operational consulting, development, acquisitions, financing, leasing, and asset and property management services within the healthcare real industry.

On September 29, 2010, CapTerra Financial Group, Inc. (“CapTerra”) completed a business combination with NexCore Group LP. In connection with this business combination (the “Acquisition,”) CapTerra’s former operations were discontinued and the Company continued NexCore Group LP’s existing business as a national leader in the field of healthcare real estate development and management. NexCore Group LP was originally created in 2004 to provide real estate solutions to hospitals and healthcare systems through a national platform for the development, ownership and management of healthcare real estate. During 2011, CapTerra changed its name to NexCore Healthcare Capital Corp. See additional information in Note 3.

On April 1, 2011, the Company changed its state of incorporation from Colorado to Delaware in a transaction we refer to as the “Reincorporation.” The Reincorporation did not affect any of our contracts with third parties, result in any change in headquarters, business, jobs, or management, result in any change in the location of any of our offices or facilities, or materially affect our assets, liabilities or net worth.

As used herein, “NexCore,” “the Company,” “we,” “our” and “us” refer to NexCore Healthcare Capital Corp and its consolidated subsidiaries, including NexCore Group LP, except where the context otherwise requires.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim Financial Information and Reclassifications

The accompanying unaudited Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2011 and related notes thereto as filed on Form 10-K on March 30, 2012. Certain items in our Consolidated Financial Statements for the three and nine months ended September 30, 2011 have been reclassified to conform to the current presentation.

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as a noncontrolling interest in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary. As of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, no VIEs were consolidated. We provide for noncontrolling interests in consolidated subsidiaries for which our ownership is less than 100%.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of September 30, 2012 and December 31, 2011, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than 30 days old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the three and nine months ended September 30, 2012, no bad debt expense was recorded. For the three months ended September 30, 2011, we recovered bad debt expense of $1,629 which had been recorded earlier in 2011, and no bad debt expense was recorded for the nine months ended September 30, 2011. There was no allowance for doubtful accounts as of September 30, 2012 and December 31, 2011.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale

All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of September 30, 2012 and December 31, 2011, we recorded an asset of $35,622 and $248,874, respectively, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. We evaluate revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and

•	We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of September 30, 2012 and December 31, 2011, respectively, our guaranties, referred to in Note 7, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value has been recorded.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the three months ended September 30, 2012 was 2,389,396. Stock awards to purchase 1,315,683 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the three months ended September 30, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for the nine months ended September 30, 2012 was 2,367,042. Stock awards to purchase 1,247,380 shares of our Common Stock were excluded from the calculation of diluted income per share for the nine months ended September 30, 2012 because their inclusion would have been anti-dilutive.

There was no dilutive effect for the outstanding stock awards for the three and nine months ended September 30, 2011, respectively, as we reported a net loss for both periods.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of September 30, 2012 and December 31, 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

The Company consolidates entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which the Company is able to exercise significant influence but not control. The Company also consolidates any variable interest entities (“VIEs”) in which the Company is determined to be the primary beneficiary. As of December 31, 2011 and 2010, no VIEs were consolidated. The Company provides for noncontrolling interests in consolidated subsidiaries for which the Company’s ownership is less than 100 percent.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. The Company continually evaluates whether entities in which it has an interest are VIEs and whether the Company is the primary beneficiary of any VIEs identified in its analysis.

Reclassifications

Certain items in our Consolidated Financial Statements for 2010 have been reclassified to conform to the 2011 presentation.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), that are observable at commonly quoted intervals, and the contracted sales price for assets held for sale. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2011 and 2010, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Assets and liabilities measured at fair value on a non-recurring basis that resulted from the business combination discussed in Note 3 are as follows:

	December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Assets:
Real estate held for sale	$—	$—	$7,191,720	$7,191,720

The fair value of the real estate held for sale at December 31, 2010 was determined by using the future expected net cash flows on the sale of the property.

Cash and Cash Equivalents and Restricted Cash

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest. As of December 31, 2010, we had restricted cash of $1,006,342 related to certain minimum balances the Company was required to maintain until the nine non-medical properties were transferred. See Note 3 for additional information. We had no restricted cash as of December 31, 2011.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company estimates its allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2011 and 2010, respectively, no bad debt expense was recorded. As of December 31, 2011 and 2010, respectively, there was no allowance for doubtful accounts.

Related to Silver Cross, we recognized an early-completion bonus and project savings revenue totaling approximately $2.6 million, part of which was unbilled as of December 31, 2011. We anticipate billing and collecting the project savings revenue during the first quarter of 2012, subsequent to finalization of minor construction items identified during the final building reviews and certain other requirements related to tenant acceptance.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC,”) the Company has capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. The Company does not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale

We estimate the fair value of real estate using income and market valuation techniques using information such as broker estimates, purchase prices for recent transactions on comparable assets and net operating income capitalization analysis using observable and unobservable inputs such as capitalization rates, asset quality grading, geographic location analysis, and local supply and demand observations. All real estate held for sale at December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment is initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. The Company determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. The Company made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, the Company incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to our VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance and we will not absorb a majority of the affiliate’s expected losses or receive a majority of the affiliate’s expected residual returns or both. As reconsideration events occur, the Company will reconsider its determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2011 and December 31, 2010, the Company recorded an asset of $248,874 and $335,460, respectively, for revenue recognized in excess of billings which represents the difference between actual billable revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. The Company evaluates revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse the Company for certain expenses that are incurred on behalf of the owner. The Company bases the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, the Company includes the fixed management fee in reported revenue and nets the reimbursement against expenses. The Company bases this accounting on the following factors, which defines the Company as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, the Company bears little or no credit risk; and

•	The Company generally earns no margin in the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the years ended December 31, 2011 and 2010 was 1,321,049 and 103,429 shares, respectively. Stock awards to purchase 1,525,208 and 848,499 shares of the Company’s common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the years ended December 31, 2011 and 2010, respectively.

Because the business combination on September 29, 2010 was accounted for as a reverse acquisition, the number of shares of Common Stock outstanding from the beginning of the applicable period to the acquisition date was computed on the basis of the weighted average number of partnership units of NexCore Group LP outstanding during the period multiplied by the exchange ratio established in the acquisition agreement, which was 5,880 shares for each partnership unit (the “Exchange Ratio.”) The weighted average number of shares used in the earnings per share calculations for the year ended December 31, 2010, was based on the historical weighted average number of partnership units outstanding multiplied by the Exchange Ratio. The number of shares of Common Stock outstanding from the acquisition date to the end of the applicable period is the actual number of shares of Common Stock of the Company outstanding during that period.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2011 and 2010, respectively, the Company owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc. owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The Company follows Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more like than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

As discussed in Note 3, NexCore Group LP was deemed the accounting acquirer in the business combination with CapTerra Financial Group, Inc. and their historical results through the date of the acquisition are presented in the accompanying Consolidated Financial Statements. During 2009 and through the date of the business combination, NexCore Group LP was a partnership and was not subject to Federal and state income taxes. Its members were liable for income taxes based on their interest in NexCore Group LP. Accordingly, the financial statements do not reflect Federal and state income tax liabilities or benefits for these periods.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The Company does not believe that the adoption of the provisions of ASU No. 2011-04 will have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 will not have a material impact on the Company’s Consolidated Financial Statements.

Acquisition and Disposition	12 Months Ended
Dec. 31, 2011
Acquisition and Disposition

NOTE 3. ACQUISITION AND DISPOSITION

Acquisition

As discussed in Note 1, on September 29, 2010, CapTerra acquired a 90% general partnership (“GP”) interest in NexCore Group LP which was accounted for as a reverse acquisition. Immediately prior to the Acquisition, CapTerra issued shares of Common Stock to two related private investment companies which previously provided financing to CapTerra, GDBA and BOCO for $5.0 million in cash and converted all subordinated debt in excess of the real estate asset value to Common Stock. CapTerra’s remaining assets and liabilities just prior to the transaction were $5.0 million in cash, approximately $7.2 million of real estate assets and approximately $7.2 million of debt.

The purchase consideration consisted of exchanging the respective GP and limited partnership (“LP”) interests in NexCore Group LP for 22,500,000 shares of CapTerra’s common stock which was valued at approximately $5.0 million. CapTerra’s common stock was thinly traded prior to the business combination and therefore was concluded to be inactive and furthermore transactions in CapTerra’s common stock were not considered orderly. Accordingly, the stock price was not considered to be a reasonable indication of fair value. In accordance with ASC 820-10-35-32 and 33, we valued the consideration based on the income approach which takes into account the net cash flows expected to be realized from the business. Because there was no value to the on-going business model of CapTerra, the present value of the future cash flows approximated the net assets (cash value of $5.0 million) of CapTerra immediately prior to the acquisition. WestMountain Asset Management, Inc. (“WestMountain”) an affiliate of BOCO, was issued a warrant to purchase 1,645,000 shares of Common Stock at an exercise price of $0.001 per share, in exchange for consulting services that WestMountain provided in connection with the Acquisition. The warrant was exercised on December 28, 2010.

Pursuant to the Acquisition, the surviving company, NexCore Healthcare Capital Corp (formerly CapTerra), is required to issue an additional 8,000,000 shares of Common Stock if there is not a specified amount of net operating loss carryforwards for state and Federal income tax purposes (collectively, the “NOLs”) for use during the period from the date of the Acquisition to January 1, 2014 (the “NOL Shares.”) If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ended December 31, 2013. As of December 31, 2011, we do not consider the issuance of these shares probable. As such, we have not recorded any contingent consideration for possible issuance of these shares as of December 31, 2011.

As a result of the Acquisition, the combined company recorded noncontrolling interests of approximately $411,000 representing the pre-acquisition value of the 10% limited partnership interest in NexCore Group LP, and received de minimum amounts of property and equipment, prepaid assets, and accrued liabilities.

Previously, both CapTerra and NexCore Group LP had, and continue to have, fiscal calendar year ends. As of the date of the Acquisition, CapTerra’s former operations were discontinued and the surviving company continued NexCore Group LP’s existing business as a national leader in the field of healthcare real estate development and management. NexCore Group LP was originally created in 2004 to provide real estate solutions to hospitals and healthcare systems through a national platform for the development, ownership and management of healthcare real estate. During 2011, CapTerra changed its name to NexCore Healthcare Capital Corp.

The Company incurred acquisition costs of approximately $190,000 for the year ended December 31, 2010, which are included in “Selling, general and administrative” expenses in the Consolidated Statements of Operations. The Acquisition was accounted for under the purchase method of accounting in accordance with ASC Topic 805: Business Combinations. The transaction has been accounted for as a reverse acquisition, thus the historical operating results, cash flows and financial position presented in the Consolidated Balance Sheets and Statements of Operations are those of NexCore Group LP and consolidated subsidiaries. The accumulated deficit of NexCore Group LP has been carried forward and the equivalent number of shares have been retroactively adjusted as if the combination occurred on the first day of the earliest period presented based upon the exchange ratio for the Acquisition. The Acquisition was accounted for as a reverse acquisition because (1) the former NexCore Group LP partners have the ability to elect the majority of the members of the board of directors, (2) the management of the combined company will consist primarily of the former senior management of NexCore Group LP and (3) the former partners of NexCore Group LP hold a large minority voting interest in the combined company and have deposited their shares into a combined voting trust where they will vote together.

The assets and liabilities of CapTerra were recorded at their fair values which approximated their purchase price, and accordingly, no resulting intangibles or goodwill was recorded in connection with the Acquisition. The approximate estimated fair value of CapTerra’s assets and liabilities consisted of the following at the date of the Acquisition:

Fair Value of the Assets and Liabilities Acquired
Cash and cash equivalents	$5,009,000
Real estate held for sale	7,191,000
Miscellaneous assets and liabilities	(9,000)
Senior subordinated revolving notes, related party	(3,222,000)
Notes payable	(3,942,000)

Total	$5,027,000

There are no amounts of revenue or expenses included in the Consolidated Statements of Operations related to CapTerra prior to the Acquisition. Pro forma financial results of the combined company with the consolidated subsidiaries as of December 31, 2010 is as follows:

For the Year Ended December 31, 2010

Pro forma revenue	$9,401,551
Pro forma net loss	(5,496,889)
Pro forma net loss per share – basic and diluted	(0.18)

Disposition

As of December 31, 2010, the Company had nine non-medical properties classified as real estate held for sale totaling $7,191,821, three of which, representing a total cost of $3,506,054, were completed projects and six of which, representing a total cost of $3,685,767, were vacant land parcels. These non-medical properties were all related to the legacy CapTerra business. Pursuant to the Acquisition, it was determined that all non-medical real estate assets would be disposed of by the surviving company in order to continue to focus on healthcare real estate.

On March 25, 2011, the Company transferred its interests in the nine subsidiaries holding these real estate assets to CDA, a subsidiary of BOCO, in exchange for assuming the Company’s related party senior notes with BOCO and GDBA and the credit facility with First Citizens Bank. The transaction resulted in a loss of $13,461. All debt assumed by CDA was no longer an obligation of the Company as of March 25, 2011. CDA also assumed all future contingencies related to this transaction.

We estimated the fair value of the real estate using income and market valuation techniques and additional information such as broker estimates, purchase prices for recent transactions on comparable assets and net operating income analysis using observable and unobservable inputs such as capitalization rates, asset quality grading, geographic location analysis and local supply and demand observations. For certain properties classified as held for sale, we also assessed fair value based on the contract sales price when we believe it is representative of the fair value less estimated selling costs.

Investment in Unconsolidated Affiliate	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investment in Unconsolidated Affiliate

NOTE 4. INVESTMENT IN UNCONSOLIDATED AFFILIATE

During September 2010, we entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. We own a 15% interest in the limited liability company through which the joint venture is being conducted (“Venture I”), which was determined to be a VIE. We are the managing member in Venture I, but our rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance, and therefore, we account for this investment under the equity method.

As of September 30, 2012, Venture I had one project under development and two completed development projects. Our investment balances of $3,267,491 and $4,514,579 as of September 30, 2012 and December 31, 2011, respectively, represents cash we contributed to Venture I to fund our portion of these development projects, adjusted by our share of results of operations and cash distributions. One completed development project began operations during the fourth quarter of 2011 and the second completed development project began operations during the third quarter of 2012. Our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliate” in our Consolidated Statements of Operations. Additionally during the nine months ended September 30, 2012, a subsidiary of Venture I refinanced its construction loan with longer-term debt and contemporaneously entered into an interest rate swap that qualifies for hedge accounting as a cash flow hedge. Our portion of earnings or losses and comprehensive income or loss recognized represents our share of operating returns after preferred return requirements are fulfilled.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, respectively.

	As of September 30, 2012	As of December 31, 2011
Balance Sheets
Real estate, net of accumulated depreciation	$45,516,612	$28,895,100
Construction in progress	11,107,711	7,433,859
Total assets	58,639,036	37,631,562
Debt	38,807,584	11,961,097
Total liabilities	40,601,609	13,371,217
Partner’s capital	17,099,978	24,107,320
Accumulated other comprehensive loss	489,477	—
Retained earnings	1,426,926	153,025

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Statements of Operations
Rental revenues	$1,621,478	$—	$4,258,036	$—
Operating expenses	300,314	—	962,132	—
Depreciation expense	456,682	—	1,192,019	—
Interest expense	303,125	—	689,843	—
Net income	517,113	—	1,273,901	—
Fair value adjustment of cash flow hedge	(268,308)	—	(489,477)	—
Comprehensive income	248,805	—	784,424	—

In connection with these projects, we entered into agreements with two lenders for the projects to guarantee completion of the buildings. Additionally, a related-party company signed limited payment guaranty agreements with the lenders as detailed in Notes 7 and 10.

NOTE 4. INVESTMENT IN UNCONSOLIDATED AFFILIATE

During September 2010, the Company entered into a joint venture agreement with an institutional equity partner to develop various healthcare related real estate projects. The Company owns a 15% interest in the limited liability company through which the joint venture is being conducted (“Venture I,”) which was determined to be a VIE. The Company is the managing member in Venture I, but its rights as managing member are subject to the rights of the institutional partner. We determined that we were not the primary beneficiary and therefore, we account for this investment under the equity method.

As of December 31, 2011, Venture I had one completed development project and two projects under development. Our investment balance of approximately $4.5 million represents cash we contributed to Venture I to fund our portion of these development projects. The completed development project began operations during the fourth quarter of 2011, and therefore, our portion of the earnings and losses from Venture I are reflected in “Equity in earnings of unconsolidated affiliate” in our Consolidated Statements of Operations.

The following table provides unaudited selected financial information for our unconsolidated affiliate as of, and for, the years ended December 31, 2011 and 2010.

	As of, and For the Year Ended December 31,
	2011	2010
Real estate, net of accumulated depreciation	$28,895,100	$—
Construction in progress	7,433,859	6,616,311
Total assets	37,631,562	6,815,459
Long term debt	11,961,097	—
Total liabilities	13,371,217	981,235
Partner’s capital	24,260,345	5,834,224
Rental revenues	617,949	—
Operating expenses	391,069	—
Depreciation expense	73,855	—
Net income	153,025	—

In connection with these projects, we entered into agreements with the lender for the projects to guarantee completion of the buildings. Additionally, a related-party company signed limited payment guaranty agreements with the lender detailed in Note 12.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

NOTE 5. PROPERTY AND EQUIPMENT

Our property and equipment consists mainly of computer equipment, leasehold improvements and office equipment. Property and equipment is depreciated on a straight-line basis based on the useful life of the asset. Depreciation and amortization expense for the year ended December 31, 2011 and 2010 was $116,218 and $52,671, respectively.

	As of December 31,
	2011	2010
Computer equipment and software	$293,196	$232,916
Leasehold improvements	427,088	12,884
Medical office equipment	30,181	—
Vehicles	23,342	24,342
Office furniture and equipment	255,062	179,215

Total property and equipment	1,028,869	449,357
Accumulated depreciation and amortization	(443,694)	(328,796)

Total property and equipment, net	$585,175	$120,561

Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities

NOTE 5. ACCRUED LIABILITIES

	As of September 30, 2012	As of December 31, 2011
Accrued vacation	$41,114	$18,913
Accrued sick time	73,495	98,919
Accrued incentive bonus and other	163,379	1,258,921

Accrued liabilities	$277,988	$1,376,753

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

NOTE 6. ACCRUED LIABILITIES

	As of December 31,
	2011	2010
Accrued vacation	$18,913	$66,314
Accrued sick time	98,919	95,533
Accrued incentive bonus and other	1,258,921	67,862

Total accrued liabilities	$1,376,753	$229,709

Compensated employee absences are recorded in accordance with ASC Topic 710. Per the Company’s employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however not paid out upon termination.

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt

NOTE 6. DEBT

BOCO Line of Credit

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

NOTE 7. DEBT

BOCO Line of Credit

During June 2011, the maturity date of our $2,000,000 line of credit with BOCO was extended to July 29, 2012. This line of credit is secured by substantially all NexCore assets and bears an interest rate of 8.0%. There were no borrowings against this facility as of December 31, 2011 or at December 31, 2010.

Citizens Bank Senior Credit Facility

As of December 31, 2010, the Company had one outstanding note originally issued to CapTerra prior to the Acquisition under a real estate credit facility with Citizens Bank with a principal balance of $3,615,869. As previously discussed, on March 25, 2011, CDA assumed this obligation in exchange for our interests in nine subsidiaries holding real estate assets. Under the terms of the transfer, the Company was no longer responsible for amounts due under the credit facility as of March 25, 2011.

Cypress Sound, LLC

As of December 31, 2010, Cypress Sound, LLC (“Cypress,”) a subsidiary of the Company, had one note payable with a principal amount of $300,000, secured by a first deed of trust on the property held by Cypress and a personal guaranty by our partner in Cypress. The interest-only note carried a rate of 12% and was scheduled to mature on February 13, 2011. During the first quarter of 2011, the Company fully paid the balance due on this note.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

NOTE 7. COMMITMENTS AND CONTINGENCIES

Guaranties

We executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects. The guaranty agreements unconditionally guarantee the banks that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. The first project was completed and refinanced and its completion guaranty was released as of June 30, 2012. The second project was completed and operations commenced during the three months ended September 30, 2012 and the third project under development was proceeding on schedule. We believe any liabilities associated with these guaranties will be de minimus and therefore we have not recorded a corresponding liability on our Consolidated Financial Statements.

Leases

We lease our primary office space and also lease additional office space in two locations. Our primary office space lease started January 1, 2011 and expires December 31, 2017, and the two additional office space leases have terms of six months or less. In addition, we pay certain facility operating costs as a portion of rent expense. During the first quarter of 2011, we commenced improvements to the Denver office and completed these improvements during the second quarter of 2011. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement that is recognized on a straight-line basis over the life of the lease.

For the three and nine months ended September 30, 2012, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $61,181 and $181,682, respectively. For the three and nine months ended September 30, 2011, the amount recorded as rent expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $68,355 and $201,231, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent and other liabilities” in the Consolidated Balance Sheets. As of September 30, 2012 and December 31, 2011, those amounts were $381,869 and $325,508, respectively.

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
Remainder of 2012	$70,825
2013	256,950
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total minimum lease payments	$1,468,296

Contingent Consideration

Pursuant to the Acquisition, we are required to have a specified amount of net operating loss carryforwards (“NOLs”) that are not subject to limitation or restriction under Section 382(a) of the Internal Revenue Code for state and Federal income tax purposes which will be available for use during the period from the date of the Acquisition through January 1, 2014. If the NOLs become subject to limitation under Section 382(a) we will be required to issue up to an additional 8,000,000 shares of Common Stock (the “NOL Shares”) to the seller. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ending December 31, 2013. As of September 30, 2012, we do not consider the issuance of the NOL Shares to be probable. As such, we did not record any contingent consideration for possible issuance of these shares as of September 30, 2012 or December 31, 2011.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Guaranties

The Company executed project completion guaranties with U.S. Bancorp (“US Bank”) and Wells Fargo Bank, N.A. (“Wells Fargo”) on behalf of our unconsolidated affiliate, Venture I, in connection with construction loans for the three development projects. The guaranty agreements unconditionally guarantee the banks that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2011, one such project was completed and the other two projects under development were proceeding on schedule. The Company believes any amounts associated with these guaranties will be de minimus and therefore has not recorded a corresponding liability.

Leases

The Company leases its primary office space. The lease requires monthly base rent payments of approximately $20,115 for the first year and then incremental increases each year thereafter. The current lease started January 1, 2011 and expires December 31, 2017. In addition, the Company pays certain facility operating costs as a portion of rent expense. During the first quarter of 2011, the Company commenced improvements to the Denver office and completed these improvements during the second quarter. The landlord provided a $245,000 allowance for tenant improvements and a rent abatement of $186,600 that is recognized on a straight-line basis over the life of the lease.

For the years ended December 31, 2011 and 2010, the straight-line amount recorded as an expense in “Selling, general and administrative” on the Consolidated Statements of Operations was $225,479 and $229,795, respectively. The difference between the amount paid and the amount expensed is recorded as a deferred amount in “Deferred rent” in the Consolidated Balance Sheets. As of December 31, 2011, that amount was $325,508. There was no such deferred rent balance at December 31, 2010. The Company also leases additional office space in two locations. These contracts require monthly payments totaling approximately $2,700 and have terms of six months or less.

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
2012	$178,247
2013	253,449
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total	$1,572,217

Contingent Consideration Related to the Acquisition

Pursuant to the Acquisition, we are required to issue an additional 8,000,000 NOL Shares if there is not a specified amount of NOLs for state and Federal income tax purposes for use during the period from the date of the Acquisition to January 1, 2014. If required, the NOL Shares will be issued to each former NexCore Group LP partner in proportion to the amount of shares such partner received pursuant to the Acquisition. The determination of our NOLs will be based on our Federal income tax return for the year ended December 31, 2013. As of December 31, 2011, we do not consider the issuance of these shares probable. As such, we have not recorded any contingent consideration for possible issuance of these shares as of December 31, 2011. See Note 3 for additional information.

Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity

NOTE 8. STOCKHOLDERS’ EQUITY

Common Stock

As of September 30, 2012, we had 200,000,000 shares of Common Stock authorized, of which 49,455,841 shares were outstanding as of September 30, 2012 and December 31, 2011, respectively. As of September 30, 2012, 48,628,781 shares of Common Stock were subject to various trading restrictions implemented in connection with the Acquisition. These trading restrictions prohibited any sales or other dispositions of shares on or before September 29, 2012. Thereafter these trading restrictions permit sales of shares in limited amounts, provided that no such sale may be made at a price less than $2.00 per share (subject to equitable adjustment for any stock dividend, stock split, combination or other applicable recapitalization event) unless otherwise unanimously agreed to by our stockholders who are subject to the trading restrictions. All of these trading restrictions expire on September 29, 2014.

Additionally, our board of directors has the authority to authorize the issuance of up to 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of September 30, 2012 and December 31, 2011, respectively.

No shares of Common Stock were issued during the three and nine months ended September 30, 2012.

NOTE 9. STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2011, the Company had 200,000,000 shares of Common Stock authorized, of which 49,455,841 shares were outstanding as of December 31, 2011 and 2010, respectively. Contemporaneously with the Acquisition, approximately 47.0 million shares of Common Stock became subject to various trading restrictions ranging from 2 to 4 years. Additionally, our board of directors, through the articles of incorporation, has the authority to authorize the issuance of 5,000,000 shares of preferred stock of any class or series. The rights and terms of such preferred stock will be determined by our board of directors. No shares of preferred stock were outstanding as of December 31, 2011 and 2010, respectively.

No shares of Common Stock were issued during the year ended December 31, 2011. On December 28, 2010, a warrant for 1,645,000 shares of Common Stock was exercised for $1,645, which also became subject to various trading restrictions. No warrants to purchase shares of Common Stock were outstanding at December 31, 2011. On December 28, 2010, the Company granted 12,920 shares of Common Stock subject to trading restrictions to one employee. Based on the $0.15 per share fair value of the shares of Common Stock on the day of the grant, the expense recognized for the grant was $1,938. On November 22, 2010, the Company sold 100,000 shares of Common Stock subject to trading restrictions to one employee for $1,000. Based on the $0.16 per share fair value of the stock on the day of the grant and that the employee paid the Company $0.01 per share, the expense recognized for the grant was approximately $16,000. Such expense was included in “Selling, general and administrative” in our Consolidated Statements of Operations.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

NOTE 10. INCOME TAXES

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The sources of income (loss) before income taxes were as follows:

	For the Year Ended December 31,
	2011	2010
United States	$1,001,605	$52,243
Foreign

Income (loss) before income taxes	$1,001,605	$52,243

Income tax expense (benefit) attributable to income (loss) before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income (loss) before income taxes as a result of the following:

	As of December 31,
	2011	2010
Computed expected tax (expense) benefit	$340,546	$(17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	44,431	(2,612)
Noncontrolling interest	(38,418)	—
Basis adjustment	885,036	—
State rate change	252,474	—
Change in valuation allowance	(1,484,068)	20,375

Income tax expense (benefit)	$—	$—

Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2011 and 2010 are as follows:

	As of December 31,
	2011	2010
Impairment of asset	$—	$5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts	—	348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000	—
Accrued compensation	41,000	—

Total deferred tax assets	9,933,000	11,796,000
Origination fee income	—	(85,000)
Partnership income	(16,000)	(213,000)
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)

Total deferred tax liabilities	(64,000)	(443,000)

Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000

Valuation allowance	(9,869,000)	(11,353,000)

Total net deferred tax assets	$—	$—

As of December 31, 2011 and 2010, the Company has a valuation allowance of approximately $ 9.9 million and $ 11.3 million, respectively, since it cannot conclude that it is more likely than not that the deferred tax assets will be fully realized on future income tax returns. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers past history, the scheduled reversal of deferred tax liabilities, available taxes in carryback periods, projected future taxable income projections and tax planning strategies in making this assessment. The Company will continue to evaluate whether the valuation allowance is needed in future reporting periods. During the year ended December 31, 2011 the valuation allowance decreased by $1.5 million.

As of December 31, 2011 and 2010, the Company has net operating loss carryforwards in the United States for Federal income tax purposes of approximately $25.1 million and 11.4 million, respectively. The net operating losses may be subject to limitation under provisions of the Internal Revenue Code. The net operating losses will expire in varying amounts from 2025 to 2031.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

In connection with the Acquisition which was accounted for as a reverse acquisition for accounting purposes, as discussed in Note 3, for income tax purposes CapTerra acquired NexCore Group LP. Therefore, the Company acquired net deferred tax assets of approximately $11.1 million and recorded a corresponding valuation allowance of approximately $11.1 million.

The Company did not have any unrecognized tax benefits as of the years ended December 31, 2011 or 2010.

The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no significant interest and penalties recognized in the Consolidated Statement of Operations or accrued on the Consolidated Balance Sheet.

The primary jurisdictions in which the Company files tax returns are the United States and Colorado. With limited exception, the Company is no longer subject to United States Federal examinations for years before 2008 and Colorado state examinations for years before 2007.

Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity-Based Compensation

NOTE 9. EQUITY-BASED COMPENSATION

Stock Options

We may grant options to purchase our Common Stock to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan (the “Plan”). There were no options granted during the three months ended September 30, 2012. During the nine months ended September, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of approximately $3,200 was added to the total equity-based compensation expense to be amortized. All options issued under the Plan were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

Issuances During the Nine Months Ended September 30, 2012
Expected term of options	5.5 years
Expected volatility	54.74%
Risk-free interest rate range	1.24%-1.37%

Equity-based compensation expense related to options granted under the Plan is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the three and nine months ended September 30, 2012, our equity-based compensation expense related to options was $33,849 and $101,477, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. For the three and nine months ended September 30, 2011, our equity-based compensation expense related to options was $26,032 and $69,304, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of September 30, 2012, $228,883 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the Plan. No options were exercised during the three and nine months ended September 30, 2012 or 2011.

NOTE 11. EQUITY-BASED COMPENSATION

Stock Options

We may grant stock options to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan (“the Plan.”) No stock options were exercised during the year ended December 31, 2011 or 2010, respectively. During the years ended December 31, 2011 and 2010, options issued under the Plan were valued using the Black-Sholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2011	2010
Expected term of options	5.5 years	7 years
Expected volatility-range used	54.74%	87.49%-87.82
Expected volatility-weighted average	54.74%	87.66%
Risk-free interest rate-range used	1.60%-2.79%	2.11%-2.76%

Stock Options Summary Table

Equity-based compensation expense related to stock options granted under the Plan is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2011 and 2010, our equity-based compensation expense related to stock options was approximately $102,000 and $2,400, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2011, approximately $325,000 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the aforementioned plans. We expect to recognize such expense over a remaining weighted average period of 2.2 years.

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2011 and 2010, as well as the total options exercisable as of December 31, 2011. No options were exercised, forfeited or expired for the years ended December 31, 2011 and 2010, respectively. Shares obtained from the exercise of our options are subject to various trading restrictions.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighed Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2009	—	$—
Granted	1,375,000	0.16	$0.12
Acquired in Acquisition	1,052,079	0.78

Issued and outstanding as of December 31, 2010	2,427,079	0.43
Granted	750,000	0.69	$0.35

Issued and outstanding as of December 31, 2011	3,177,079	$0.49		5.5	$—

Exercisable as of December 31, 2011	1,510,412	$0.59		4.8	$—

Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Parties

NOTE 10. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Related party:
Revenue	$2,000,916	$758,396	$3,824,844	$2,390,883
Direct costs of revenue	94,579	139,732	294,921	377,967

	September 30, 2012	December 31, 2011
Related party:
Accounts receivable	$2,142,346	$3,355,171

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Brian L. Klemsz, who serves on our board of directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

Transfer of Assets

As discussed in Note 3, on March 25, 2011, we transferred our interests in nine subsidiaries holding non-medical real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of ours as of March 25, 2011.

Guaranties

We executed project completion guaranties with US Bank and Wells Fargo in connection with construction loans for three development projects that subsidiaries of Venture I commenced in September 2010, June 2011 and November 2011. The guaranty agreements unconditionally guarantee US Bank and Wells Fargo that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of June 30, 2012, the guaranty was released on the first completed project and we believe any amounts associated with the remaining guaranties will be de minimus and therefore we have not recorded a corresponding liability as of September 30, 2012. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties for which it will receive fees upon completion of the projects. Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) have agreed, subject to certain limitations, to indemnify the related party entity if it is required to make payment under these limited payment guaranties.

NexCore Partners Inc

As of September 30, 2012 and December 31, 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

NOTE 12. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

The main sources of income of the Company are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue associated with transactions with properties where certain officers of the Company have, or the Company itself has, an ownership interest in, or can significantly influence decision-making on behalf of the property, is related party revenue.

	For the Year Ended December 31,
	2011	2010
Revenue
Unrelated party	$2,237,073	$1,660,546
Related party	8,342,278	4,846,625

Total revenue	$10,579,351	$6,507,171

	For the Year Ended December 31,
	2011	2010
Direct costs of revenue
Unrelated party	$310,696	$193,397
Related party	443,715	627,419

Total direct costs of revenue	$754,411	$820,816

	December 31, 2011	December 31, 2010
Accounts Receivable
Unrelated party	$205,786	$284,883
Related party	3,355,171	301,662

Total accounts receivable	$3,560,957	$586,545

GDBA Investments LLLP

GDBA, a private investment company, provided financing to our predecessor company, CapTerra. Upon completion of the Acquisition on September 29, 2010, one senior subordinated note with GDBA was outstanding. On September 30, 2010, one of our wholly-owned subsidiaries signed a promissory note with Safe Harbor I, LLC, an entity controlled by GDBA and BOCO, in the amount of $25,000, which was used entirely as a principal reduction payment for the note held by Citizens Bank described in Note 6. On December 12, 2010, the note was amended and assigned to GDBA. Additionally, on December 1, 2010, we signed promissory notes totaling $425,000 between GDBA and our consolidated affiliates that were used to repay outstanding debt to vendors. All the notes carried a 0.46% annual interest rate. The outstanding balances of these notes are detailed in the table below. As of December 31, 2010 total interest accrued for all notes due GDBA was $593. These notes were repaid in full during the year ended December 31, 2011.

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Upon completion of the Acquisition on September 29, 2010, one senior subordinated note with BOCO was outstanding with an annual interest rate of 0.46%.

Additionally, NexCore Group LP has a revolving line of credit with BOCO. The line of credit in the amount of up to $2,000,000 bears an annual interest rate of 8% and is secured by substantially all of our assets. During June 2011, the line of credit was extended until July 29, 2012. There was no outstanding balance on this line of credit as of December 31, 2011 or 2010, respectively. As of December 31, 2010 total interest accrued for all notes due BOCO was $3,155. These notes were repaid in full during the year ended December 31, 2011.

	GDBA	BOCO	Total
Related party debt as of December 31, 2010:
Subordinated notes	$505,854	$2,580,041	$3,085,895
Promissory notes	247,018	—	247,018
Line of credit	—	—	—
Accrued interest	593	3,155	3,748

Total related party debt	$753,465	$2,583,196	$3,336,661

Related party debt as of December 31, 2011	$—	$—	$—

Transfer of Assets

As discussed in Note 3, on March 25, 2011, the Company transferred its interests in nine subsidiaries holding real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of the Company as of March 25, 2011.

Guaranties

The Company executed project completion guaranties with US Bank and Wells Fargo in connection with construction loans for the development projects that Venture I commenced in September 2010, June 2011 and November 2011. The guaranty agreements unconditionally guarantee US Bank and Wells Fargo that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2011, the Company believes any amounts associated with these guaranties will be de minimus and therefore has not recorded a corresponding liability. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties, for which it will receive fees upon completion of the projects. Messrs. Venn, Kloepfer and Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) have agreed, subject to certain limitations, to indemnify the related party entity if it is required to make payment under these limited payment guaranties.

Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations

NOTE 11. CONCENTRATIONS

Our leasing and property management revenue for the three and nine months ended September 30, 2012 and September 30, 2011, respectively, was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of September 30, 2012, we managed 22 healthcare properties. Additionally, the development projects with Venture I accounted for $2,883,446, or 48% of our total revenue for the nine months ended September 30, 2012, and $1,745,136, or 42%, of our total revenue for the nine months ended September 30, 2011. As of September 30, 2012, the balance of accounts receivable from projects associated with Venture I was $1,701,053, or 59%, of our total accounts receivable balance. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3,258,336, or 92%, of our total accounts receivable balance.

NOTE 13. CONCENTRATIONS

The Company’s leasing and property management revenue for the years ended December 31, 2011 and December 31, 2010, respectively, is primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of December 31, 2011, we managed 20 healthcare properties. Additionally, the development projects with Venture I accounted for $7.2 million, or 68% of the Company’s total revenue for the year ended December 31, 2011, and $3.1 million, or 47% of the Company’s total revenue for the year ended December 31, 2010. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3.3 million, or 92% of our total accounts receivable balance. As of December 31, 2010, the balance of accounts receivable from projects associated with Venture I was $0.2 million, or 45% of our total accounts receivable balance.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events

NOTE 12. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events”).

There were no subsequent events required to be disclosed for this Form 10-Q.

NOTE 14. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events.”) The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events.”)

Disposition of Real Estate Assets	9 Months Ended
Sep. 30, 2012
Disposition of Real Estate Assets

NOTE 3. DISPOSITION OF REAL ESTATE ASSETS

As of December 31, 2010, we had nine non-medical properties classified as real estate held for sale totaling $7,191,821. Pursuant to the reverse merger on September 29, 2010 (the “Acquisition”) with CapTerra Financial Group, Inc. (“CapTerra”), it was determined that all non-medical real estate assets, which were all related to the legacy CapTerra business, would be disposed of by us as the surviving entity in order to continue to focus on healthcare real estate.

On March 25, 2011, we transferred our interests in the nine subsidiaries holding these real estate assets to CDA, a subsidiary of BOCO, in exchange for assuming our related party senior notes with BOCO and GDBA and the credit facility with First Citizens Bank. The transaction resulted in a loss of $13,461. All debt assumed by CDA was no longer an obligation of ours as of March 25, 2011. CDA also assumed all future contingencies related to this transaction.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as a noncontrolling interest in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary. As of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, no VIEs were consolidated. We provide for noncontrolling interests in consolidated subsidiaries for which our ownership is less than 100%.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Principles of Consolidation

The Company consolidates entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which the Company is able to exercise significant influence but not control. The Company also consolidates any variable interest entities (“VIEs”) in which the Company is determined to be the primary beneficiary. As of December 31, 2011 and 2010, no VIEs were consolidated. The Company provides for noncontrolling interests in consolidated subsidiaries for which the Company’s ownership is less than 100 percent.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. The Company continually evaluates whether entities in which it has an interest are VIEs and whether the Company is the primary beneficiary of any VIEs identified in its analysis.

Reclassifications		Reclassifications Certain items in our Consolidated Financial Statements for 2010 have been reclassified to conform to the 2011 presentation.
Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of September 30, 2012 and December 31, 2011, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), that are observable at commonly quoted intervals, and the contracted sales price for assets held for sale. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2011 and 2010, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Assets and liabilities measured at fair value on a non-recurring basis that resulted from the business combination discussed in Note 3 are as follows:

	December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Assets:
Real estate held for sale	$—	$—	$7,191,720	$7,191,720

The fair value of the real estate held for sale at December 31, 2010 was determined by using the future expected net cash flows on the sale of the property.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Cash and Cash Equivalents and Restricted Cash

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest. As of December 31, 2010, we had restricted cash of $1,006,342 related to certain minimum balances the Company was required to maintain until the nine non-medical properties were transferred. See Note 3 for additional information. We had no restricted cash as of December 31, 2011.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than 30 days old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the three and nine months ended September 30, 2012, no bad debt expense was recorded. For the three months ended September 30, 2011, we recovered bad debt expense of $1,629 which had been recorded earlier in 2011, and no bad debt expense was recorded for the nine months ended September 30, 2011. There was no allowance for doubtful accounts as of September 30, 2012 and December 31, 2011.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company estimates its allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2011 and 2010, respectively, no bad debt expense was recorded. As of December 31, 2011 and 2010, respectively, there was no allowance for doubtful accounts.

Related to Silver Cross, we recognized an early-completion bonus and project savings revenue totaling approximately $2.6 million, part of which was unbilled as of December 31, 2011. We anticipate billing and collecting the project savings revenue during the first quarter of 2012, subsequent to finalization of minor construction items identified during the final building reviews and certain other requirements related to tenant acceptance.

Pre-Development Costs

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC,”) the Company has capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. The Company does not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale	Real Estate Held for Sale All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Real Estate Held for Sale

We estimate the fair value of real estate using income and market valuation techniques using information such as broker estimates, purchase prices for recent transactions on comparable assets and net operating income capitalization analysis using observable and unobservable inputs such as capitalization rates, asset quality grading, geographic location analysis, and local supply and demand observations. All real estate held for sale at December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Investment in Unconsolidated Affiliate

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment is initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. The Company determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. The Company made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, the Company incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to our VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance and we will not absorb a majority of the affiliate’s expected losses or receive a majority of the affiliate’s expected residual returns or both. As reconsideration events occur, the Company will reconsider its determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Revenue Recognition

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of September 30, 2012 and December 31, 2011, we recorded an asset of $35,622 and $248,874, respectively, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. We evaluate revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and

•	We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2011 and December 31, 2010, the Company recorded an asset of $248,874 and $335,460, respectively, for revenue recognized in excess of billings which represents the difference between actual billable revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. The Company evaluates revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse the Company for certain expenses that are incurred on behalf of the owner. The Company bases the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, the Company includes the fixed management fee in reported revenue and nets the reimbursement against expenses. The Company bases this accounting on the following factors, which defines the Company as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, the Company bears little or no credit risk; and

•	The Company generally earns no margin in the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of September 30, 2012 and December 31, 2011, respectively, our guaranties, referred to in Note 7, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value has been recorded.

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded.

Earnings Per Share

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the three months ended September 30, 2012 was 2,389,396. Stock awards to purchase 1,315,683 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the three months ended September 30, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for the nine months ended September 30, 2012 was 2,367,042. Stock awards to purchase 1,247,380 shares of our Common Stock were excluded from the calculation of diluted income per share for the nine months ended September 30, 2012 because their inclusion would have been anti-dilutive.

There was no dilutive effect for the outstanding stock awards for the three and nine months ended September 30, 2011, respectively, as we reported a net loss for both periods.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the years ended December 31, 2011 and 2010 was 1,321,049 and 103,429 shares, respectively. Stock awards to purchase 1,525,208 and 848,499 shares of the Company’s common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the years ended December 31, 2011 and 2010, respectively.

Because the business combination on September 29, 2010 was accounted for as a reverse acquisition, the number of shares of Common Stock outstanding from the beginning of the applicable period to the acquisition date was computed on the basis of the weighted average number of partnership units of NexCore Group LP outstanding during the period multiplied by the exchange ratio established in the acquisition agreement, which was 5,880 shares for each partnership unit (the “Exchange Ratio.”) The weighted average number of shares used in the earnings per share calculations for the year ended December 31, 2010, was based on the historical weighted average number of partnership units outstanding multiplied by the Exchange Ratio. The number of shares of Common Stock outstanding from the acquisition date to the end of the applicable period is the actual number of shares of Common Stock of the Company outstanding during that period.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of September 30, 2012 and December 31, 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2011 and 2010, respectively, the Company owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc. owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets.

Income Taxes

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The Company follows Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more like than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

As discussed in Note 3, NexCore Group LP was deemed the accounting acquirer in the business combination with CapTerra Financial Group, Inc. and their historical results through the date of the acquisition are presented in the accompanying Consolidated Financial Statements. During 2009 and through the date of the business combination, NexCore Group LP was a partnership and was not subject to Federal and state income taxes. Its members were liable for income taxes based on their interest in NexCore Group LP. Accordingly, the financial statements do not reflect Federal and state income tax liabilities or benefits for these periods.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The Company does not believe that the adoption of the provisions of ASU No. 2011-04 will have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 will not have a material impact on the Company’s Consolidated Financial Statements.

Interim Financial Information and Reclassifications

Interim Financial Information and Reclassifications

The accompanying unaudited Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2011 and related notes thereto as filed on Form 10-K on March 30, 2012. Certain items in our Consolidated Financial Statements for the three and nine months ended September 30, 2011 have been reclassified to conform to the current presentation.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis that resulted from the business combination discussed in Note 3 are as follows:

	December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Assets:
Real estate held for sale	$—	$—	$7,191,720	$7,191,720

Acquisition and Disposition (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Value of CapTerra's Assets and Liabilities

The approximate estimated fair value of CapTerra’s assets and liabilities consisted of the following at the date of the Acquisition:

Fair Value of the Assets and Liabilities Acquired
Cash and cash equivalents	$5,009,000
Real estate held for sale	7,191,000
Miscellaneous assets and liabilities	(9,000)
Senior subordinated revolving notes, related party	(3,222,000)
Notes payable	(3,942,000)

Total	$5,027,000

Pro Forma Financial Results of Combined Company with Consolidated Subsidiaries

Pro forma financial results of the combined company with the consolidated subsidiaries as of December 31, 2010 is as follows:

For the Year Ended December 31, 2010

Pro forma revenue	$9,401,551
Pro forma net loss	(5,496,889)
Pro forma net loss per share – basic and diluted	(0.18)

Investment in Unconsolidated Affiliate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Selected Financial Information for Unconsolidated Affiliate

The following table provides unaudited selected financial information for our unconsolidated affiliate as of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, respectively.

	As of September 30, 2012	As of December 31, 2011
Balance Sheets
Real estate, net of accumulated depreciation	$45,516,612	$28,895,100
Construction in progress	11,107,711	7,433,859
Total assets	58,639,036	37,631,562
Debt	38,807,584	11,961,097
Total liabilities	40,601,609	13,371,217
Partner’s capital	17,099,978	24,107,320
Accumulated other comprehensive loss	489,477	—
Retained earnings	1,426,926	153,025

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Statements of Operations
Rental revenues	$1,621,478	$—	$4,258,036	$—
Operating expenses	300,314	—	962,132	—
Depreciation expense	456,682	—	1,192,019	—
Interest expense	303,125	—	689,843	—
Net income	517,113	—	1,273,901	—
Fair value adjustment of cash flow hedge	(268,308)	—	(489,477)	—
Comprehensive income	248,805	—	784,424	—

The following table provides unaudited selected financial information for our unconsolidated affiliate as of, and for, the years ended December 31, 2011 and 2010.

	As of, and For the Year Ended December 31,
	2011	2010
Real estate, net of accumulated depreciation	$28,895,100	$—
Construction in progress	7,433,859	6,616,311
Total assets	37,631,562	6,815,459
Long term debt	11,961,097	—
Total liabilities	13,371,217	981,235
Partner’s capital	24,260,345	5,834,224
Rental revenues	617,949	—
Operating expenses	391,069	—
Depreciation expense	73,855	—
Net income	153,025	—

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Depreciation and amortization expense for the year ended December 31, 2011 and 2010 was $116,218 and $52,671, respectively.

	As of December 31,
	2011	2010
Computer equipment and software	$293,196	$232,916
Leasehold improvements	427,088	12,884
Medical office equipment	30,181	—
Vehicles	23,342	24,342
Office furniture and equipment	255,062	179,215

Total property and equipment	1,028,869	449,357
Accumulated depreciation and amortization	(443,694)	(328,796)

Total property and equipment, net	$585,175	$120,561

Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities

	As of September 30, 2012	As of December 31, 2011
Accrued vacation	$41,114	$18,913
Accrued sick time	73,495	98,919
Accrued incentive bonus and other	163,379	1,258,921

Accrued liabilities	$277,988	$1,376,753

ACCRUED LIABILITIES

	As of December 31,
	2011	2010
Accrued vacation	$18,913	$66,314
Accrued sick time	98,919	95,533
Accrued incentive bonus and other	1,258,921	67,862

Total accrued liabilities	$1,376,753	$229,709

Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Future Minimum Lease Payments

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
Remainder of 2012	$70,825
2013	256,950
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total minimum lease payments	$1,468,296

Future minimum lease payments under these operating leases are as follows:

Amount
Year:
2012	$178,247
2013	253,449
2014	271,553
2015	277,587
2016	289,656
Remaining	301,725

Total	$1,572,217

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Sources of Income (Loss) Before Income Taxes

The sources of income (loss) before income taxes were as follows:

	For the Year Ended December 31,
	2011	2010
United States	$1,001,605	$52,243
Foreign

Income (loss) before income taxes	$1,001,605	$52,243

Income Tax Expense (Benefit) Reconciliation

Income tax expense (benefit) attributable to income (loss) before income taxes differed from the amounts computed by applying the United States Federal income tax rate of 34% to income (loss) before income taxes as a result of the following:

	As of December 31,
	2011	2010
Computed expected tax (expense) benefit	$340,546	$(17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	44,431	(2,612)
Noncontrolling interest	(38,418)	—
Basis adjustment	885,036	—
State rate change	252,474	—
Change in valuation allowance	(1,484,068)	20,375

Income tax expense (benefit)	$—	$—

Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2011 and 2010 are as follows:

	As of December 31,
	2011	2010
Impairment of asset	$—	$5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts	—	348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000	—
Accrued compensation	41,000	—

Total deferred tax assets	9,933,000	11,796,000
Origination fee income	—	(85,000)
Partnership income	(16,000)	(213,000)
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)

Total deferred tax liabilities	(64,000)	(443,000)

Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000

Valuation allowance	(9,869,000)	(11,353,000)

Total net deferred tax assets	$—	$—

Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Option Award Valuation Assumptions

The table below sets forth the assumptions used in valuing such options.

Issuances During the Nine Months Ended September 30, 2012
Expected term of options	5.5 years
Expected volatility	54.74%
Risk-free interest rate range	1.24%-1.37%

The table below sets forth the assumptions used in valuing such options.

	2011	2010
Expected term of options	5.5 years	7 years
Expected volatility-range used	54.74%	87.49%-87.82
Expected volatility-weighted average	54.74%	87.66%
Risk-free interest rate-range used	1.60%-2.79%	2.11%-2.76%

Stock Options Summary

Shares obtained from the exercise of our options are subject to various trading restrictions.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighed Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2009	—	$—
Granted	1,375,000	0.16	$0.12
Acquired in Acquisition	1,052,079	0.78

Issued and outstanding as of December 31, 2010	2,427,079	0.43
Granted	750,000	0.69	$0.35

Issued and outstanding as of December 31, 2011	3,177,079	$0.49		5.5	$—

Exercisable as of December 31, 2011	1,510,412	$0.59		4.8	$—

Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Amounts and Balances

The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Related party:
Revenue	$2,000,916	$758,396	$3,824,844	$2,390,883
Direct costs of revenue	94,579	139,732	294,921	377,967

	September 30, 2012	December 31, 2011
Related party:
Accounts receivable	$2,142,346	$3,355,171

The main sources of income of the Company are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue associated with transactions with properties where certain officers of the Company have, or the Company itself has, an ownership interest in, or can significantly influence decision-making on behalf of the property, is related party revenue.

	For the Year Ended December 31,
	2011	2010
Revenue
Unrelated party	$2,237,073	$1,660,546
Related party	8,342,278	4,846,625

Total revenue	$10,579,351	$6,507,171

	For the Year Ended December 31,
	2011	2010
Direct costs of revenue
Unrelated party	$310,696	$193,397
Related party	443,715	627,419

Total direct costs of revenue	$754,411	$820,816

	December 31, 2011	December 31, 2010
Accounts Receivable
Unrelated party	$205,786	$284,883
Related party	3,355,171	301,662

Total accounts receivable	$3,560,957	$586,545

Related Party Debt

As of December 31, 2010 total interest accrued for all notes due BOCO was $3,155. These notes were repaid in full during the year ended December 31, 2011.

	GDBA	BOCO	Total
Related party debt as of December 31, 2010:
Subordinated notes	$505,854	$2,580,041	$3,085,895
Promissory notes	247,018	—	247,018
Line of credit	—	—	—
Accrued interest	593	3,155	3,748

Total related party debt	$753,465	$2,583,196	$3,336,661

Related party debt as of December 31, 2011	$—	$—	$—

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Ownership Interest in Partnership	10.00%		10.00%		10.00%
Restricted cash						$ 1,006,342
Account receivable, period till considered past due					30 days
Bad debt expense (recovery)	0	(1,629)	0	0	0	0
Allowance for doubtful accounts					0	0
Project savings revenue					2,600,000
Revenue in excess of billing	$ 35,622		$ 35,622		$ 248,874	$ 335,460
Dilutive effect of share-based payment award	2,389,396		2,367,042		1,321,049	103,429
Anitdilutive Share-Based Payment Awards	1,315,683		1,247,380		1,525,208	848,499
Reverse acquisition, exchange ratio for each partnership unit						5,880
Ownership interest in NexCore Group LP	90.00%		90.00%		90.00%
Maximum
Noncontrolling Ownership Interest in Partnership	100.00%		100.00%		100.00%
Property and equipment , useful lives			7 years		7 years
Minimum
Property and equipment , useful lives			3 years		3 years

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail) (USD $)	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate held for sale	$ 7,191,720
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate held for sale	$ 7,191,720

Acquisition And Disposition - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2011 Entity	Sep. 29, 2010	Sep. 30, 2012 Property	Sep. 30, 2011	Dec. 31, 2011 Property		Dec. 31, 2010 Property
Business Acquisitions and Dispositions [Line Items]
Percentage of General Partnership interest acquired		90.00%
Issuance of shares of Common Stock for cash							$ 1,645
Cash		5,000,000
Real estate assets		7,200,000
Debt		7,200,000
Share issued in business acquisition		22,500,000
Value of shares issued in business combination		5,000,000
Net assets		5,000,000
Issue of warrant to purchase common stock		1,645,000
Warrant exercise price		0.001
Contingent shares issuable		8,000,000	8,000,000	8,000,000	8,000,000
Noncontrolling interests		411,000
Interest in Nexcore prior to acquisition		10.00%
Acquisition costs							190,000
Real estate properties held for sale, value			22		20		9
Real estate properties held for sale, value							7,191,821
Subsidiaries transferred to CDA	9
Loss on transfer of subsidiaries	(13,461)			(13,461)	(13,461)	[1]
Completed project
Business Acquisitions and Dispositions [Line Items]
Real estate properties held for sale, value							3
Real estate properties held for sale, value							3,506,054
Vacant Land Parcels
Business Acquisitions and Dispositions [Line Items]
Real estate properties held for sale, value							6
Real estate properties held for sale, value							3,685,767
Two related private investment companies
Business Acquisitions and Dispositions [Line Items]
Issuance of shares of Common Stock for cash		$ 5,000,000

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.

Approximate Estimated Fair Value of CapTerra's Assets and Liabilities (Detail) (USD $)	Sep. 29, 2010
Business Acquisition [Line Items]
Cash and cash equivalents	$ 5,009,000
Real estate held for sale	7,191,000
Miscellaneous assets and liabilities	(9,000)
Senior subordinated revolving notes, related party	(3,222,000)
Notes payable	(3,942,000)
Total	$ 5,027,000

Pro Forma Financial Results of Combined Company with Consolidated Subsidiaries (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Business Acquisition [Line Items]
Pro forma revenue	$ 9,401,551
Pro forma net loss	$ (5,496,889)
Pro forma net loss per share - basic and diluted	$ (0.18)

Investment in Unconsolidated Affiliate - Additional Information (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Joint Venture One Completed project Project	Dec. 31, 2011 Joint Venture One Development Projects Project
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliate	15.00%	15.00%
Number of projects				1	2
Investment in unconsolidated affiliate	$ 3,267,491	$ 4,514,579	$ 2,551,343

Selected Financial Information for Unconsolidated Affiliates (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Balance Sheets
Real estate, net of accumulated depreciation							$ 7,200,000
Total assets	9,992,915		9,992,915		10,974,288	15,600,198
Debt							7,200,000
Total liabilities	794,750		794,750		1,895,008	7,624,761
Accumulated other comprehensive loss	(489,477)		(489,477)
Retained earnings	(2,059,705)		(2,059,705)		(2,514,658)	(3,403,269)
Statements of Operations
Operating expenses	1,995,988	1,977,104	5,976,297	5,859,445	9,589,162	6,456,820
Depreciation expense	43,561	39,149	127,325	80,601	116,218	52,671
Net income	1,255,817	(461,613)	454,953	(1,535,873)	888,611	168,813
Fair value adjustment of cash flow hedge	(268,308)		(489,477)
Comprehensive income (loss)	1,130,827	(509,959)	27,382	(1,695,957)
Equity Method Investee
Balance Sheets
Real estate, net of accumulated depreciation	45,516,612		45,516,612		28,895,100
Construction in progress	11,107,711		11,107,711		7,433,859	6,616,311
Total assets	58,639,036		58,639,036		37,631,562	6,815,459
Debt	38,807,584		38,807,584		11,961,097
Total liabilities	40,601,609		40,601,609		13,371,217	981,235
Partner's capital					24,260,345	5,834,224
Partner's capital	17,099,978		17,099,978		24,107,320
Accumulated other comprehensive loss	489,477		489,477
Retained earnings	1,426,926		1,426,926		153,025
Statements of Operations
Rental revenues	1,621,478		4,258,036		617,949
Operating expenses	300,314		962,132		391,069
Depreciation expense	456,682		1,192,019		73,855
Interest expense	303,125		689,843
Net income	517,113		1,273,901		153,025
Fair value adjustment of cash flow hedge	(268,308)		(489,477)
Comprehensive income (loss)	$ 248,805		$ 784,424

Property and Equipment - Additional information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 43,561	$ 39,149	$ 127,325	$ 80,601	$ 116,218	$ 52,671

Property and Equipment (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 1,028,869	$ 449,357
Accumulated depreciation and amortization	(551,620)	(443,694)	(328,796)
Total property and equipment, net	506,958	585,175	120,561
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Total property and equipment		293,196	232,916
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		427,088	12,884
Medical Office Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		30,181
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment		23,342	24,342
Office Furniture and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 255,062	$ 179,215

Accrued Liabilities (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Line Items]
Accrued vacation	$ 41,114	$ 18,913	$ 66,314
Accrued sick time	73,495	98,919	95,533
Accrued incentive bonus and other	163,379	1,258,921	67,862
Accrued liabilities	$ 277,988	$ 1,376,753	$ 229,709

Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Outstanding principal amount		$ 3,615,869
Revolving line of credit	0
Subsidiary One
Debt Instrument [Line Items]
Outstanding principal amount		300,000
Debt interest rate		12.00%
BOCO Investments, LLC
Debt Instrument [Line Items]
Line of credit, maximum capacity	2,000,000
Interest rate on line of credit	8.00%
Borrowings against line of credit facility	$ 0	$ 0

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Tenant improvements allowance from landlord						$ 245,000
Rent abatement						186,600
Operating lease rent expense		61,181	68,355	181,682	201,231	225,479	229,795
Deferred rent		381,869		381,869		325,508	0
Contingent shares issuable	8,000,000			8,000,000	8,000,000	8,000,000
Office Building
Commitments and Contingencies Disclosure [Line Items]
Lease monthly base rent payment						20,115
Other Locations
Commitments and Contingencies Disclosure [Line Items]
Lease monthly base rent payment						$ 2,700
Number of office locations						2

Future Minimum Lease Payments (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 70,825	$ 178,247
2013	256,950	253,449
2014	271,553	271,553
2015	277,587	277,587
2016	289,656	289,656
Remaining	301,725	301,725
Total	$ 1,468,296	$ 1,572,217

Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 28, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 28, 2010 Employee	Dec. 31, 2011 Employee	Nov. 22, 2010 Employee Two	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum
Equity Note [Line Items]
Shares of common stock authorized		200,000,000	200,000,000	200,000,000
Shares of common stock outstanding		49,455,841	49,455,841	49,455,841
Common shares subject to trading restrictions		47,000,000		48,628,781
Common stock trading restriction period								2 years	4 years
Shares of preferred stock authorized		5,000,000	5,000,000	5,000,000
Shares of preferred stock outstanding		0	0	0
Common stock issued during period		0
Common stock issued due to warrant exercised	1,645,000
Value of common stock issued due to warrant exercised	$ 1,645		$ 1,645
Number of outstanding warrants to purchase common stock		0
Common stock issued to one employee					12,920		100,000
Share price					$ 0.15		$ 0.16
Share based compensation expense					1,938	0	16,000
Proceeds from sale of stock			$ 1,645				$ 1,000
Share price for employee							$ 0.01

Sources of Income Loss Before Income Taxes (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
United States					$ 1,001,605	$ 52,243
Foreign
Income (loss) before income taxes	$ 1,399,135	$ (509,959)	$ 516,859	$ (1,695,957)	$ 1,001,605	$ 52,243

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Income Tax [Line Items]
Federal tax rate	34.00%
Deferred tax asset valuation allowance	$ 9,869,000	$ 11,353,000	$ 11,100,000
Increase (decrease) in valuation allowance	(1,500,000)
Net operating loss carryforwards	25,100,000	11,400,000
Expiration period	2025 to 2031
Acquired net deferred tax assets			11,100,000
Unrecognized tax benefits	$ 0	$ 0

Income Tax Expense (Benefit) Reconciliation (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Computed expected tax (expense) benefit					$ 340,546	$ (17,763)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact					44,431	(2,612)
Noncontrolling interest					(38,418)
Basis adjustment					885,036
State rate change					252,474
Change in valuation allowance					(1,484,068)	20,375
Income tax expense (benefit)

Tax Effects of Temporary Differences to Significant Portions of Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2010
Components Of Deferred Tax Assets And Liabilities [Line Items]
Impairment of asset		$ 5,751,000
Net operating loss and carryforwards	9,558,000	5,586,000
Allowance for doubtful accounts		348,000
Equity-based compensation expense	207,000	111,000
Deferred rent	127,000
Accrued compensation	41,000
Total deferred tax assets	9,933,000	11,796,000
Fixed assets	(23,000)	(77,000)
Other	(25,000)	(68,000)
Total deferred tax liabilities	(64,000)	(443,000)
Net deferred tax asset (liability before valuation allowance	9,869,000	11,353,000
Valuation allowance	(9,869,000)	(11,353,000)	(11,100,000)
Total net deferred tax assets
Origination Fee Income
Components Of Deferred Tax Assets And Liabilities [Line Items]
Origination fee income		(85,000)
Partnership Income
Components Of Deferred Tax Assets And Liabilities [Line Items]
Origination fee income	$ (16,000)	$ (213,000)

Equity-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercised					0	0
Equity-based compensation expense related to stock options					$ 102,000	$ 2,400
Share-based compensation remaining expense to be recognized	228,883		228,883		325,000
Share-based compensation remaining expense to be recognized, weighted average period of recognition					2 years 2 months 12 days
Options exercised, forfeited or expired					0	0
Options canceled	0		750,000
Options granted	0		1,278,000		750,000	1,375,000
Options granted, exercise price	$ 0.16		$ 0.16
Options granted, vesting period			3 years
Options granted, fair value per share			$ 0.01		$ 0.35	$ 0.12
Modification penalty for canceled options			3,200
Equity-based compensation expense	$ 33,849	$ 26,032	$ 101,477	$ 69,304	$ 102,238	$ 20,340

Option Award Valuation Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term of options	5 years 6 months	5 years 6 months	7 years
Expected volatility-range used, minimum			87.49%
Expected volatility-range used, maximum			87.82%
Expected volatility	54.74%	54.74%
Expected volatility-weighted average		54.74%	87.66%
Risk-free interest rate range, minimum	1.24%	1.60%	2.11%
Risk-free interest rate range, maximum	1.37%	2.79%	2.76%

Stock Options Summary (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Pursuant to the Plan
Issued and outstanding, Beginning Balance
Granted	0	1,278,000	750,000	1,375,000
Acquired in Acquisition				1,052,079
Issued and outstanding, Ending Balance			3,177,079	2,427,079
Exercisable as of end of period			1,510,412
Weighted Average Exercise Price Per
Issued and outstanding, Beginning Balance		$ 0.49	$ 0.43
Granted			$ 0.69	$ 0.16
Acquired in Acquisition				$ 0.78
Issued and outstanding, Ending Balance			$ 0.49	$ 0.43
Exercisable as of end of period			$ 0.59
Weighted Average Fair Value of Options Granted During the Year
Granted		$ 0.01	$ 0.35	$ 0.12
Weighted Average Remaining Contractual Life (Years)
Issued and outstanding as of end of period			5 years 6 months
Exercisable as of end of period			4 years 9 months 18 days
Aggregate Intrinsic Value
Issued and outstanding as of end of period
Exercisable as of end of period

Related Party Amounts and Balances (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue	$ 3,059,106	$ 1,467,178	$ 6,028,758	$ 4,175,187	$ 10,579,351	$ 6,507,171
Direct costs of revenue	324,635	249,560	818,202	596,642	754,411	820,816
Accounts receivable	2,897,464		2,897,464		3,560,957	586,545
Unrelated Party
Related Party Transaction [Line Items]
Revenue					2,237,073	1,660,546
Direct costs of revenue					310,696	193,397
Accounts receivable					205,786	284,883
Related Party
Related Party Transaction [Line Items]
Revenue	2,000,916	758,396	3,824,844	2,390,883	8,342,278	4,846,625
Direct costs of revenue	94,579	139,732	294,921	377,967	443,715	627,419
Accounts receivable	$ 2,142,346		$ 2,142,346		$ 3,355,171	$ 301,662

Related Parties - Additional Information (Detail) (USD $)	1 Months Ended						1 Months Ended	12 Months Ended
	Dec. 01, 2010	Sep. 30, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2010 Safe Harbor I, LLC	Dec. 31, 2010 GDBA Investments LLP	Sep. 29, 2010 BOCO Investments, LLC	Dec. 31, 2011 BOCO Investments, LLC	Dec. 31, 2010 BOCO Investments, LLC
Related Party Transaction [Line Items]
Promissory note due to related parties	$ 425,000				$ 25,000
Promissory note, interest rate	0.46%	0.46%					0.46%
Accrued interest due to related parties						593			3,155
Line of credit, maximum capacity								2,000,000
Interest rate on line of credit								8.00%
Borrowings under line of credit								$ 0	$ 0
Noncontrolling Ownership Interest in Partnership			10.00%	10.00%

Related Party Debt (Detail) (USD $)	Dec. 31, 2010
Related party debt	$ 3,336,661
Subordinated Notes
Related party debt	3,085,895
Promissory Note
Related party debt	247,018
Accrued Interest
Related party debt	3,748
GDBA Investments LLP
Related party debt	753,465
GDBA Investments LLP | Subordinated Notes
Related party debt	505,854
GDBA Investments LLP | Promissory Note
Related party debt	247,018
GDBA Investments LLP | Accrued Interest
Related party debt	593
BOCO Investments, LLC
Related party debt	2,583,196
BOCO Investments, LLC | Subordinated Notes
Related party debt	2,580,041
BOCO Investments, LLC | Accrued Interest
Related party debt	$ 3,155

Concentrations - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Property	Sep. 30, 2011	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Concentration Risk [Line Items]
Managed Healthcare Properties	22		20	9
Revenue Related to Venture I	$ 2,883,446	$ 1,745,136	$ 7,200,000	$ 3,100,000
Revenue Related to Venture I as a % of Total Revenue	48.00%	42.00%	68.00%	47.00%
Accounts Receivable Related to Venture I	$ 1,701,053		$ 3,258,336	$ 200,000
Accounts Receivable Related to Venture I as a % of Total Accounts Receivable	59.00%		92.00%	45.00%

Disposition of Real Estate Assets - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Real estate held for sale				$ 7,191,821
Loss on disposal of real estate assets	$ (13,461)	$ (13,461)	$ (13,461) [1]

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.